Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CAPITAL MANAGEMENT INVESTMENT TRUST
Entity Central Index Key	0000931491
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Wellington Shields All-Cap Fund | Institutional Shares
Shareholder Report [Line Items]
Fund Name	Wellington Shields All-Cap Fund
Class Name	Institutional Shares
Trading Symbol	WSACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Wellington Shields All-Cap Fund ("Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cmitfunds.com/literature. You can also request this information by contacting us at 1-888-626-3863.
Additional Information Phone Number	1-888-626-3863
Additional Information Website	https://www.cmitfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Shares	$151	1.31%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

The Wellington Shields All-Cap Fund Institutional Shares (the "All-Cap Fund") had a total return of 30.81% for the fiscal year ending November 30, 2024, compared with returns of 34.41% for the Russell 1000® Index and 33.89% for the S&P 500® Index for the same period. The All-Cap Fund performance was negatively impacted by declines in New Fortress Energy Inc., United Health Group Inc., and Adobe Inc., while Apollo Global Management Inc., Constellation Energy Corp., and Nvidia Corp. were positive contributors to the portfolio performance.

After raising rates throughout 2023, fiscal 2024 began with optimism that the Fed had raised enough to quell inflation and would stop increasing rates. Investors even priced in the possibility of 5 to 6 interest rate cuts in 2024. Despite weakening economies around the globe, US growth surprised on the upside through the year. Many corporations and households had secured long term financing or mortgages at very attractive rates prior to the Fed tightening cycle. As these rates were long term and fixed, the Fed tightening cycle did not slow the economy as in previous cycles. Further, Election year dynamics drove additional Federal money into the economy on top of large fiscal spending programs such as the CHIPs act and Infrastructure Investment & Jobs Act further driving economic growth. Better than expected economic growth in a decreasing interest rate environment drove strong equity returns.

The All-Cap Fund particularly benefited from investments in areas related to artificial intelligence, carbon free energy, the continued evolution of the energy grid, and the evolution of private credit as an asset class.

We appreciate your continued trust and investment in the Wellington Shields All-Cap Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	One Year	Five Years	Ten Years
Wellington Shields All-Cap Fund – Institutional Shares	30.81%	10.69%	9.15%
Russell 1000® Index	34.41%	15.58%	13.16%
S&P 500® Index	33.89%	15.77%	13.35%

Net Assets	$ 62,346,072
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 558,257
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)
Net Assets ($)	$62,346,072
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	46%
Total Advisory Fees Paid ($)	$558,257

Holdings [Text Block]
Graphical Representation of Holdings
(as of November 30, 2024)
Top Ten Holdings
(as a % of net assets)
Top 10	% of Net Assets
NVIDIA Corporation	4.43%
Microsoft Corporation	3.74%
Linde PLC (United Kingdom)	3.70%
Amazon.com, Inc.	3.67%
JPMorgan Chase & Co.	3.40%
Apollo Global Management Inc.	3.37%
Walmart Inc.	3.29%
Alphabet, Inc. - Class A	3.25%
Meta Platforms, Inc. - Class A	3.22%
BlackRock Inc.	3.12%
Sectors (% of net assets)

*	Net Assets represents cash, cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings
(as a % of net assets)
Top 10	% of Net Assets
NVIDIA Corporation	4.43%
Microsoft Corporation	3.74%
Linde PLC (United Kingdom)	3.70%
Amazon.com, Inc.	3.67%
JPMorgan Chase & Co.	3.40%
Apollo Global Management Inc.	3.37%
Walmart Inc.	3.29%
Alphabet, Inc. - Class A	3.25%
Meta Platforms, Inc. - Class A	3.22%
BlackRock Inc.	3.12%